Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares [Member]
Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive effect	16,729,811	19,967,318	17,072,316
Employee Stock Option [Member]
Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive effect	2,263,775	1,678,007	1,160,121